Loans Receivable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 201,367,383	$ 193,032,358
Net, deferred loan origination costs (fees)	164,420	71,378
Net loans	201,531,803	193,103,736
Allowance for loan losses	(3,626,908)	(3,554,664)
Loans, net of allowance for loan losses	197,904,895	189,549,072
Consumer loans, discounts	16,079	11,950
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	51,930,870	56,602,425
Real Estate [Member] | Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	9,669,380	10,061,249
Real Estate [Member] | Residential, 1-4 Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	43,830,689	41,824,806
Loans pledged as collateral against FHLB advances	12,691,000	18,124,000
Real Estate [Member] | Residential, 5 or More Families [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	1,155,535	1,109,586
Real Estate [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	6,043,944	3,486,002
Real Estate [Member] | Nonfarm, Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	82,595,636	74,275,793
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	1,609,150	675,474
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 4,532,179	$ 4,997,023